Income Taxes	12 Months Ended
Jun. 30, 2023
Income Taxes
Income Taxes
12.	Income Taxes

Income tax expense (recovery) varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate to income before taxes as follows:

	2023	2022
Net loss for the year before taxes	$(41,989)	$(38,100)
Statutory tax rate	27.0%	27.0%
Income tax recovery at the statutory rate	$(11,337)	$(10,287)
Non-deductible items and other differences	6,774	2,505
Change in unrecognized tax benefits	4,563	7,782
Actual income tax provision (recovery)	$—	$—

The significant components of the Company’s deferred tax assets (liabilities) are as follows:

	2023	2022
Non-capital loss carry forwards	$20,332	$13,620
Capital assets	5,288	5,489
Lease Liability	266	80
Mineral property interests	50	1,867
Share issue costs	314	632
	26,250	21,688
Unrecognized deferred tax assets	(26,250)	(21,688)
Net deferred income tax assets	$—	$—

At June 30, 2023, the Company has available non-capital tax losses for Canadian income tax purposes of approximately $45,809 available for carry-forward to reduce future years' taxable income, if not utilized, expiring between 2030 and 2043. At June 30, 2023, the Company has available non-capital tax losses for United States income tax purposes of approximately $37,924, available for indefinite carry-forward to reduce future years' taxable income.